Other Borrowings	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Other Borrowings
(6)	Other Borrowings

In 2015, the Company was a participant in a repurchase agreement with a client that required the Company to pledge securities as collateral for borrowings under this agreement. This agreement was terminated in June, 2015. A summary of other borrowings in 2015 follows ($ in thousands):

2015
Balance outstanding at year-end	0
Average balance outstanding during the year	$1,223
Average interest rate paid	1.0%
Maximum amount outstanding at any month-end during the year	$2,661
Pledged securities at year-end	0

The Company has pledged collateral to the Federal Home Loan Bank of Atlanta (“FHLB”) for future advances which will be collateralized by a blanket lien on qualifying residential real estate, commercial real estate, home equity lines of credit and multi-family loans. The Company may borrow up to $35.2 million as of December 31, 2016 from the FHLB. There were no advances outstanding at December 31, 2016 or 2015. The Company also has available credit of $16.3 million in lines of credit with correspondent banks. All draws under these lines are subject to approval by the correspondent bank.